Fair value measurements - Schedule of Significant Unobservable Inputs Used in Black-Scholes Model to Measure Warrants Payable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Preferred stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning stock price (in dollars per share)		$ 10.27
Strike price (in dollars per share)		$ 17.27
Discount factor		15.00%
Preferred stock purchase warrants | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected volatility		45.00%
Expected term		2 years
Risk-free interest rate		1.58%
Preferred stock purchase warrants | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected volatility		49.00%
Expected term		3 years
Risk-free interest rate		1.62%
Common stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning stock price (in dollars per share)	$ 30.14	$ 7.19
Strike price (in dollars per share)	$ 1.04	$ 1.04
Expected volatility	56.00%
Expected term	7 days
Risk-free interest rate	0.09%
Discount factor	13.00%	15.00%
Common stock purchase warrants | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected volatility		81.10%
Expected term		2 years
Risk-free interest rate		1.58%
Common stock purchase warrants | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected volatility		84.60%
Expected term		3 years
Risk-free interest rate		1.62%